Finance Costs - Schedule of Finance Costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Finance Costs [Abstract]
Interest on debts and borrowings	$ 210,918	$ 144,703	$ 74,154
Interest on lease liabilities	7,712	4,923	879
Total finance costs	$ 218,630	$ 149,626	$ 75,033